Income Taxes - Income Before Income Tax Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income tax expense	$ 315	$ 317	$ 290
Retail - U.S.
Income before income tax expense	202	160	157
Retail - Canada
Income before income tax expense	$ 113	$ 157	$ 133